Ordinary Share (Details) - USD ($)			6 Months Ended
	Apr. 14, 2025	Mar. 07, 2025	Jun. 30, 2025	Mar. 24, 2025	Mar. 06, 2025	Dec. 31, 2024	Jan. 01, 2023
Ordinary Share [Line Items]
Ordinary share, shares authorized (in Shares)			200,000,000			200,000,000
Ordinary share, shares issued (in Shares)			34,888,447			30,000,000
Ordinary share, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Price per share (in Dollars per share)			$ 4
Offering expenses		$ 6,167,050
Exercise of warrants	$ 1,016,250
Number of warrant issued. (in Shares)					1,016,250
Warrant exercisable issued							3.00%
Warrant exercisable outstanding							3.00%
Expire year			5 years
Valued underwriters’ warrants			$ 0
Warrants [Member]
Ordinary Share [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.01
Exercise of warrants			$ 4,000,000
Intrinsic value of the warrants			$ 0
Underwriter’s Warrants [Member]
Ordinary Share [Line Items]
Ordinary share, par value (in Dollars per share)			$ 5
Ordinary shares [member]
Ordinary Share [Line Items]
Ordinary share, shares issued (in Shares)			3,875,000
Ordinary share, par value (in Dollars per share)			$ 0.0001
Number of shares sold (in Shares)			3,875,000
Offering price per share (in Dollars per share)			$ 4
Generating gross proceeds			$ 15,500,000
Warrants purchase			$ 232,500
Ordinary shares [member] | Olimp Projects LLC [Member]
Ordinary Share [Line Items]
Ordinary share, shares issued (in Shares)				131,748
Ordinary shares [member] | Art Alexander Balikin [Member]
Ordinary Share [Line Items]
Ordinary share, shares issued (in Shares)	881,699